ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

4.	ACCOUNTS RECEIVABLE

The accounts receivable and allowance balances at June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021	December 31, 2020
Accounts receivable	$112,481	$125,105
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$112,481	$125,105

No allowance for doubtful accounts was made during the six months ended June 30, 2021 and the year ended December 31, 2020.

4.	ACCOUNTS RECEIVABLE

The Accounts receivable and allowance balances at December 31, 2020 and 2019 are as follows:

	2020	2019
Accounts receivable	$125,105	$-
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$125,105	$-

No allowance for doubtful accounts was made for the years ended December 31, 2020 and 2019.